Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,425,610)	$ (1,275,340)	$ (4,819,585)	$ (5,207,229)	$ (5,678,418)	$ (7,912,512)
Other comprehensive loss (gain):
Foreign currency translation adjustments	365,350	(325)	730,767	(1,195,491)	(2,314,409)	(336,568)
Comprehensive loss	(1,060,260)	(1,275,665)	(4,088,818)	(6,402,720)	$ (7,992,827)	$ (8,249,080)
Comprehensive loss attributable to non-controlling interests	109,106		155,515
Comprehensive loss attributable to controlling interests	$ (951,154)	$ (1,275,665)	$ (3,933,303)	$ (6,402,720)